Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 11,392	$ 7,765
Research credits	4,336	1,579
Lease liability	817	1,575
Capitalized R&D expenses	14,595	7,027
Accruals & other	1,027	859
Total deferred tax assets	32,167	18,805
Valuation allowance	(30,228)	(15,658)
Net deferred tax assets	1,939	3,147
Deferred tax liabilities
Depreciation	(1,210)	(1,530)
Right of use asset	(729)	(1,617)
Total deferred tax liabilitites	(1,939)	(3,147)
Net deferred tax assets (liability)	$ 0	$ 0